Disclosure of information about key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Salaries, fees and short-term benefits	$ 4,201	$ 3,805
Share-based compensation	1,171	2,595
Total	$ 5,372	$ 6,400